SHAREHOLDERS' EQUITY - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Stock-based compensation expense	$ 682	$ 558
Cost of revenues [Member] | Employees and Directors [Member]
Stock-based compensation expense	122	76
Research and development [Member] | Employees and Directors [Member]
Stock-based compensation expense	178	115
Marketing and Selling [Member] | Employees and Directors [Member]
Stock-based compensation expense	(18)	20
General and Administrative [Member] | Employees and Directors [Member]
Stock-based compensation expense	$ 400	$ 347